Financial instruments, Capital Structure of Group at Statement of Financial Position Date (Details) - USD ($) $ in Thousands	3 Months Ended
	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Capital Risk Management [Abstract]
Bank and other borrowings	$ 4,845,880	$ 1,561,536
Finance lease liabilities	28,483	0
Cash and cash equivalents	(620,896)	(150,983)	$ (667,178)	$ (241,324)
Total equity	$ 7,791,980	1,613,490	$ 1,593,728	$ 1,278,061
Capital Risk Management [Member]
Capital Risk Management [Abstract]
Minimum percentage of revolving facility outstanding	35.00%
Bank and other borrowings	$ 4,845,880	1,561,536
Finance lease liabilities	28,483	0
Cash and cash equivalents	(620,896)	(150,983)
Total net debt	4,253,467	1,410,553
Total equity	$ 7,791,980	$ 1,613,490
Debt/equity %	54.59%	87.42%